Shareholder Report, Average Annual Return (Details) B466300_Direxion Daily NYSE FANG Bull 2X Shares_TF_TSR Annual {TF}	12 Months Ended	49 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily NYSE FANG+ Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily NYSE FANG+ Bull 2X Shares NAV
Average Annual Return, Percent	84.18%	3.17%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	13.32%
NYSE FANG+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE FANG+ Index
Average Annual Return, Percent	46.07%	24.23%